Share-Based Compensation (Details) (USD $)	1 Months Ended	12 Months Ended							1 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Oct. 31, 2010 E-House Plan	Dec. 31, 2006 E-House Plan	Dec. 31, 2011 E-House Plan Share Options: Y	Dec. 31, 2010 E-House Plan Share Options:	Dec. 31, 2009 E-House Plan Share Options:	Dec. 31, 2011 E-House Plan Restricted Shares:	Dec. 31, 2010 E-House Plan Restricted Shares:	Dec. 31, 2009 E-House Plan Restricted Shares:	Sep. 30, 2008 CRIC Plan Maximum	Jul. 31, 2009 CRIC Plan Share Options:	Dec. 31, 2011 CRIC Plan Share Options: Y	Dec. 31, 2010 CRIC Plan Share Options:	Dec. 31, 2009 CRIC Plan Share Options: Y	Dec. 31, 2011 CRIC Plan Share Options: Group's employees	Dec. 31, 2009 CRIC Plan Share Options: Group's employees	Jul. 31, 2009 CRIC Plan Share Options: Minimum Y	Dec. 31, 2011 CRIC Plan Share Options: Minimum	Dec. 31, 2009 CRIC Plan Share Options: Minimum	Jul. 31, 2009 CRIC Plan Share Options: Maximum Y	Dec. 31, 2011 CRIC Plan Share Options: Maximum	Dec. 31, 2009 CRIC Plan Share Options: Maximum	Jul. 31, 2009 CRIC Plan Restricted Shares:	Dec. 31, 2011 CRIC Plan Restricted Shares:	Dec. 31, 2010 CRIC Plan Restricted Shares:	Dec. 31, 2009 CRIC Plan Restricted Shares:	Dec. 31, 2009 Options Replacement Program Y	Oct. 31, 2009 Options Replacement Program Replacement Options	Dec. 31, 2011 Options Replacement Program Replacement Options	Dec. 31, 2010 Options Replacement Program Replacement Options	Dec. 31, 2009 Options Replacement Program Replacement Options	Oct. 31, 2009 Options Replacement Program Replaced Options
Share-Based Compensation
Number of shares authorized		3,636,364
Number of shares that may be issued as a percentage of total outstanding shares		5.00%							15.00%
Award vesting period (in years)		3 years				3 years											2 years	1 year		3 years	4 years
Additional number of shares authorized	4,013,619
Expiration period (in years)			P10Y										P10Y
Options granted for purchase of shares			1,994,000											8,361,000	8,692,000
Granted (in shares)						28,000	972,000	931,000
Exercise price of shares granted (in dollars per share)			$ 5.31								$ 4.84
Exercise price of shares granted, low end of the range (in dollars per share)											$ 3.75		$ 3.00
Exercise price of shares granted, high end of the range (in dollars per share)											$ 7.02		$ 8.00
Number of replacement options exchanged with replaced options granted to certain employees of SINA and COHT (in shares)																											3,609,000
Fair value of options held by SINA employees attributable to services prior to the replacement date																											$ 6,777,964
Fair value of options held by COHT employees attributable to services prior to the replacement date																											8,182,832
Fair value of options held by COHT employees attributable to services after the replacement date																											27,720,433
Requisite service period over which amount is expected to be recognized (in years)																											P3.3Y
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)			2.54%								3.22%		3.22%													2.47%
Contractual life of option (in years)			10								10		10													5.2
Average estimated volatility rate (as a percent)			77.02%								70.35%		71.79%													63.18%
Average dividend yield (as a percent)			4.11%								0.00%		0.00%													0.00%
Additional disclosure
Total number of options previously granted subject to modification (in shares)										756,000
Decrease in number of options due to plan modification (in shares)										251,500
Vesting period of options subsequent to modification date (in years)																1			2
Number of restricted shares granted to a certain E-House employee to replace options																						300,000
Purchase price of restricted shares for 250,000 shares																						$ 3.00
Purchase price of restricted shares for 50,000 shares																						$ 6.00
Number of restricted shares having purchase price of $3.00																						250,000
Number of restricted shares having purchase price of $6.00																						50,000
Vested (in shares)						(630,603)																	(75,000)
Weighted-average grant-date fair value of options granted (in dollars per share)											$ 3.16		$ 3.72
Weighted-average grant-date fair value of options granted (in dollars per share)			$ 3.31
Compensation expense			2,903,861	4,157,992	4,474,956	10,668,117	5,403,940	321,687			11,740,056	8,584,355	4,765,273										180,322	180,322	148,056			6,348,283	8,679,164	2,219,581
Replacement Date fair value of options (in dollars per share)																											$ 11.44				$ 10.64
Total intrinsic value of options exercised			$ 422,455	$ 5,177,687	$ 6,870,042						$ 2,954,839	$ 5,167,543